Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of preparation

3.1. Basis of preparation

These consolidated financial statements were approved by the Board of Directors on October 29, 2025.

The consolidated financial statements are presented in thousands of Brazilian Reais, except where otherwise stated. Some of the totals presented in these financial statements may not cast due to rounding.

The consolidated financial statements have been prepared and are presented in accordance with International Financial Reporting Standards (IFRS Accounting Standards), issued by the International Accounting Standards Board (IASB). All the references to IFRS Accounting Standards in these financial statements correspond to the IFRS Accounting Standards as issued by the IASB.

The consolidated financial statements have been prepared on the historical cost basis, except where otherwise stated, as described in the summary of significant accounting policies.

Management has not identified any significant uncertainty as to the Company’s ability to continue as a going.

The preparation of the financial statements requires the use of certain critical accounting estimates. It also requires that Management use judgment in the process of application of the Company’s accounting policies. Those areas requiring a higher level of judgment and with more complexity, as well as the areas in which assumptions and estimates are significant for the financial statements, are disclosed in Note 4.

Non-financial data included in these financial statements, such as sales volume, planted and leased area, number of farms, were not audited by the independent auditors.

Basis of consolidation

The consolidated financial statements comprise the financial statements of BrasilAgro and its subsidiaries as of June 30, 2025, 2024, and 2023 as described below:

		Ownership %
		2025	2024	2023
Imobiliária Jaborandi Ltda.	Brazil	100	99.99	99.99
Imobiliária Cremaq Ltda.	Brazil	100	99.99	99.99
Imobiliária Araucária Ltda.	Brazil	100	99.99	99.99
Imobiliária Mogno Ltda.	Brazil	100	99.99	99.99
Imobiliária Cajueiro Ltda.	Brazil	100	99.99	99.99
Imobiliária Ceibo Ltda.	Brazil	100	99.99	99.99
Imobiliária Flamboyant Ltda.	Brazil	100	99.99	99.99
Palmeiras S.A.	Paraguay	100	99.99	99.99
Agropecuaria Morotí S.A.	Paraguay	100	99.99	99.99
Agrifirma Agro Ltda.	Brazil	100	99.99	99.99
Agrifirma Bahia Agropecuária Ltda.(a)	Brazil	100	99.99	99.99
Companhia Agrícola Novo Horizonte (a)	Brazil	100
Agropecuaria Acres Del Sud S.A.	Bolivia	100	100	100
Ombú Agropecuaria S.A.	Bolivia	100	100	100
Yuchán Agropecuaria S.A	Bolivia	100	100	100
Yatay Agropecuaria S.A.	Bolivia	100	100	100
(a)	Subsidiaries of Agrifirma – indirect control.

The subsidiaries are fully consolidated from the date control was obtained, being consolidated until control ceases. An investee is controlled when the Company is exposed to, or has rights on, variable returns arising from its involvement with the investee and is able to affect such returns through its power in the investee.

The financial statements of the subsidiaries are prepared for the same reporting period as that of the Company, using consistent accounting policies. All intragroup balances, revenues and expenses are fully eliminated in the consolidated financial statements. The group of companies is referred to as the “BrasilAgro Group.”

Foreign currency translation

3.2. Foreign currency translation

a)	Functional and presentation currency

The financial statements of the Company and its subsidiaries domiciled in Brazil are measured using the currency of the primary economic environment in which these companies operate (the “functional currency”). For subsidiaries in Paraguay, the functional currency is the US dollar, and for subsidiaries in Bolivia, the functional currency is the Bolivian boliviano. Therefore, the functional currency of the entities in Brazil, as well as the presentation currency of the BrasilAgro Group’s consolidated financial statements, is the Brazilian Real/Reais (“R$”).

b)	Transactions and balances in foreign currencies

Transactions in foreign currencies are translated into the functional currency using the exchange rates in effect on the transaction or valuation dates when the items are remeasured. Exchange gains and losses resulting from the settlement of these transactions and translation at the year-end exchange rates, relating to monetary assets and liabilities in foreign currencies, are recognized in the statement of operations under “Financial income” and “Financial expense.”

c)	Companies domiciled abroad

In preparing the Company’s financial statements, the financial statements of companies abroad, whose functional currency is the U.S. dollar and the Bolivian boliviano, are translated into Reais as follows: a) The assets and liabilities of the balance sheet, at the closing exchange rate; b) Equity accounts at the historical exchange rate; and c) Revenues and expenses are translated at average exchange rates (unless such average is not a reasonable approximation of the rates in effect on the transaction dates, in which case, revenues and expenses are translated at the rate on the transaction dates). The cumulative translation adjustments are presented under “Valuation adjustments” in the Statements of Changes in Equity and in the Statement of Comprehensive Income.

Investments in subsidiaries and in joint venture

3.3. Investments in subsidiaries and in joint venture

In the consolidated financial statements, investments in subsidiaries are consolidated and investments in associates and joint ventures are accounted for using the equity method.

Upon applying the equity method, the Company determines whether it is necessary to recognize an additional impairment loss from the subsidiary or joint venture. The Company determines, at each reporting date, whether there is objective evidence that the investment in the subsidiary or joint venture has suffered an impairment loss. If so, the Company calculates the impairment loss as the difference between the recoverable amount of the subsidiary or joint venture and the carrying amount and recognizes the loss in “Equity in the results of investees” in the statement of operations. No impairment losses were recognized in 2025.

A joint venture arises from an agreement in which the parties have joint control and rights to the net assets of the investee. Joint control reflects agreed contractual sharing when decisions regarding significant activities require the unanimous consent of the parties.

Cash and cash equivalents and marketable securities

3.4. Cash and cash equivalents and marketable securities

Cash and cash equivalents include cash, bank deposits and short-term highly liquid financial investments for which there are no penalties or other restrictions for early withdrawal.

Marketable securities include the financial investments provided as guarantee for loans and financing recorded in current and noncurrent assets based on their maturities.

Certain debt agreements require the Company to hold marketable securities as guarantee for the outstanding balances. Such investments are restricted whilst acting as a guarantee. The Company records the purchases and sales of such investments as investment activities in the statement of cash flows.

Cash equivalents and marketable securities are measured at fair value through profit or loss.

Financial investments and repurchase agreements may have original maturities exceeding 90 days redeemable by the financial institution issuing the security plus interest with no early redemption penalty which are classified as cash and cash equivalents. Investments in deposit certificates that are not eligible for redemption without penalties are held in marketable securities.

The fixed income investments are intended to be held by the Company and not yet allocated to rural activities as per the policy approved by the Board of Directors.

Financial instruments

3.5. Financial instruments

a)	Financial assets

Initial recognition and measurement

Financial assets are measured at fair value upon initial recognition and subsequently measured at amortized cost or at fair value through profit or loss.

The classification of financial assets upon initial recognition depends on the characteristics of the contractual cash flows of the financial asset and on the Company’s business model for managing these financial assets. Trade accounts receivable that do not contain a significant financial component or for which the Company applied the practical expedient are measures at the transaction price pursuant to IFRS 15.

For a financial asset to be classified and measured at its amortized cost, it must generate cash flows that are “solely payments of principal and of interest” (also referred to as the “SPPI test”) applicable to the outstanding principal.

Under the Company’s business model, financial assets are managed to generate cash flows. The business model determines if cash flows result in the collection of contractual cash flows, upon the sale of financial assets or both.

Purchases or sales of financial assets that require delivery of assets within a timeframe set by regulations or market conventions (typically negotiations) are recognized on the date of the trade, i.e. on the date the Company undertakes to purchase or sell the asset.

Subsequent measurement

For the purposes of subsequent measurement, the Company’s financial assets are classified as:

i. Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition as at fair value through profit or loss or financial assets to be mandatorily measured at fair value. The Company designates certain financial assets at the initial recognition by the fair value through profit or loss. This designation cannot be later altered. These assets are mainly marketable securities, derivatives and receivables from the sale of farms, which consist of debt instruments presented in the consolidated balance sheet as “Accounts receivable.”

Changes in fair value related to receivables of the sale of farms designated at fair value through profit or loss are recognized in “Income/expense from farm receivable indexation adjustments” under “Financial income.”

ii. Financial assets at amortized cost (debt instrument).

The Company measures financial assets at amortized cost when the following conditions are met:

●	The financial asset is maintained within a business model whose objective is to hold financial assets for the purpose of receiving contractual cash flows.
●	The contractual terms of the financial asset give rise, on specific dates, to cash flows composed solely of payments of principal and interest on the outstanding principal.
●	Financial assets at amortized cost are subsequently measured using the effective interest rate method and are subject to impairment tests. Gains and losses are recognized as profit or loss upon derecognition, modification or impairment of the asset.
●	The Company’s financial assets at amortized cost include all trade account receivables, loans with affiliates and marketable securities given as collateral for loans and financing.

Impairment of financial assets

The following financial assets held by the Company are subject to the model of “expected credit losses:”

●	accounts receivable from customers from sales of agricultural and cattle products and the sale of farms;
●	financial assets measured at amortized cost; and
●	financial assets measured at fair value through others comprehensive income.

Although cash and cash equivalents also are subject to impairment requirements under IFRS 9, the impairment losses on these assets are not significant.

Trade accounts receivable and contract assets

The Company applies a simplified approach for IFRS 9 to measure expected credit losses considering an estimate for expected losses over the useful life for all trade accounts receivable and contract assets.

Expected loss rates are based on sales payment profiles over a specified period, respectively, and the corresponding historical credit losses incurred during this period. Historical loss rates are adjusted to reflect current and forward-looking information for macroeconomic factors that affect the customers’ capacity to settle receivables.

Trade accounts receivable and contract assets are written off when there is no reasonable expectation of recovery. Indications that there is no reasonable expectation of recovery include: incapacity of the debtor to undertake a renegotiation plan of their debt with the Company or to make contractual payments of liabilities overdue more than 90 days.

Impairment losses of trade accounts receivable and contract assets are presented as net impairment losses, under operating profit. Subsequent recoveries of amounts previously written off are credited to the same account.

Financial assets measured at amortized cost and at fair value through other comprehensive income

All investments in marketable securities at amortized cost and at fair value through other comprehensive income are considered to have low credit risk and the estimate for recognized losses during the year was therefore limited to expected credit losses for 12 months. Management considers “low credit risk” instruments traded in the market if such investment rating is assigned by at least one major rating agency. Other instruments are considered to have low credit risk when they pose a low risk of default and when its issuer has a firm capacity to meet its contractual cash flow obligations in the short term.

Estimated losses from investments in marketable securities at fair value through other comprehensive income are recognized in profit or loss and reduce the fair value loss in other comprehensive income. The result from application of the model of expected credit losses was insignificant.

Other financial assets at amortized cost include marketable securities that do not bear interest and listed private securities (previously held to maturity), loans to related parties and other accounts receivable. Estimated losses from other financial assets at amortized cost are recognized in profit or loss for the year

b)	Financial Liabilities

Initial recognition and measurement

Financial liabilities are initially recognized at their fair value; in the case of financial liabilities not recognized at fair value through profit or loss, any transaction costs directly attributable to the issue of such financial liability are also included.

The Company’s financial liabilities include trade account payables and other payables, loans and financing and derivative instruments.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

(i)	Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trade and financial liabilities designated, upon initial recognition, as at fair value through profit or loss.

Financial liabilities are classified as held for trade when they are intended for repurchase in the short term. This category also includes derivate instruments contracted by the Company that are not designated as hedge instruments under the hedge relations pursuant to IFRS 9.

Gains and losses from held-for-trading liabilities are recognized in the statement of operations.

Financial liabilities that meet IFRS 9 are designated at fair value through profit or loss on the initial recognition date.

(ii)	Financial liabilities at amortized cost

After initial recognition, loans and financing, contracted and granted, that are subject to interest are subsequently measured at amortized cost, using the effective interest rate method.

Gains and losses are recognized in the statement of operations when liabilities are derecognized, as well as through the amortization of the effective interest rate.

Amortized cost is calculated based on any premium or discount in the acquisition and fees or costs that compose the effective interest rate method. Amortization through the effective interest rate method is recorded as a financial expense in the statement of operations.

This category usually applies to loans and financing granted and contracted, subject to interest payments (Note 17).

Derivative financial instruments

3.6. Derivative financial instruments

The Company uses derivative financial instruments, such as future exchange contracts, interest rate swaps and forward commodity contracts, to hedge against risks related to exchange rates, interest rates and commodity prices, respectively. These derivative financial instruments are initially recognized at fair value on the date on which the derivative contract is signed and are, subsequently, remeasured at fair value. Derivatives are recorded as financial assets when their fair value is positive and as financial liabilities when their fair value is negative. The Company did not designate any derivative for hedge accounting. The Company does not operate with derivative instruments for speculative purposes.

Any gains or losses arising from changes in the fair value of derivatives during the year are recognized immediately in the statement of operations (Note 26).

The fair value of derivative financial instruments is disclosed in Note 7.

Trade receivables and other credits

3.7. Trade receivables and other credits

Trade receivables are amounts due from customers for merchandise and farms sold in the ordinary course of the BrasilAgro Group’s business. If collection is expected in one year or less, trade receivables are classified as current assets. Otherwise, they are presented as non-current assets.

Trade receivables not related to the sale of farms are initially recognized at fair value, and subsequently, measured at amortized cost under the effective interest rate method less any expected credit losses, if necessary.

Accounts receivable from customers related to the sale of farms, for which the amount receivable is contractually determined in numbers of bags of soybeans or arrobas of cattle, equivalent to an amount in Reais initially classified as financial assets and measured at fair value through profit or loss. In these cases, the accounts receivable is remeasured at each balance sheet date by applying the number of bags of soybeans or arrobas of cattle to the quotation for future delivery on the due date of each installment (or based on estimates and broker quotes when there is no quotation for future delivery on a specific due date) and multiplying the resulting amount in US dollars by the USD to R$ exchange rate for future delivery also on the same due date (assuming that future soybean and arroba quotations are denominated in US dollars). The resulting amount in Reais is measured at fair value using a discounted cash flow calculation. The gain (loss) on the remeasurement of receivables is recognized in the financial result under “Income/expense from farm receivable indexation adjustments” in “Financial result” (Note 26).

Inventories

3.8. Inventories

The inventories of agricultural products from biological assets are measured at fair value when they are ready to be harvested, less selling expenses, being transferred from biological assets to inventories. After harvesting, they are measured at net realizable value, pursuant to Technical Pronouncement IAS 2 - Inventories.

Net realizable value is the estimated selling price in the ordinary course of business, minus the estimated costs of completion and costs necessary to complete the sale.

When sales contracts are signed with customers, the sales prices defined in the contracts are used as the premise for calculating realizable value; for inventory quantities when there are no sales contracts signed with customers, the Company uses market prices to calculate the realizable value. The adjustment to realizable value is recognized in the statement of operations for the period to which it relates, under “Provision for the recoverable value of agricultural products.”

The inventories of seeds, manures, fertilizers, pesticides, fuel, lubricants, warehouse and sundry materials were assessed at the average acquisition cost.

If cases of shrinkage (either due to storage, load, transportation and other events related to the operation) an assessment and physical segregation of products is carried out. The responsible officers, as duly formalized in the Company’s management system, perform an internal process of registration, approval, disposal of inventories and destination of the inventory. When the need to recognize an inventory impairment is identified, the corresponding amount is recorded in profit or loss, reflecting the reduction to the recoverable amount of the assets.

Non-current assets held for sale

3.9. Non-current assets held for sale

Pursuant to IFRS 5, an entity classifies non-current assets as “held for sale” when there is a firm intention to sell and the sale is considered highly probable within 12 months. These assets are reclassified to current assets and measured at the lower of their carrying amount and the net fair value selling costs.

From the classification date, the entity discontinues depreciation or amortization of the assets and performs impairment tests. Assets and liabilities directly related to the discontinued operation are presented separately in the financial statements, as required by IFRS 5.

Biological assets

3.10. Biological assets

The Company’s and its subsidiaries’ biological assets consist mainly of grain (soybean, corn, beans), cotton, sugarcane and of beef cattle (or cattle production), which are measured at fair value ex-selling expenses.

Agricultural production

The fair value of biological assets is determined upon initial recognition and at each subsequent balance sheet date. Gains and losses arising from changes in fair value of biological assets is determined by the difference between fair value and costs incurred with plantation and treatment of crops of biological assets and is recorded in the statement of operations under “Changes in fair value of biological assets and agricultural products”. In some cases, the estimated fair value ex-selling expenses approximates cost of formation, particularly when only a small biological transformation has taken place or when no material impact is expected from such biological transformation on price. Biological assets continue to be recorded at their fair value.

Sugarcane crops have a five-year production cycle on average; the beginning of a new cycle depends on the completion of the previous cycle. Accordingly, the current cycle is classified as short-term biological asset, and the amount related to sugarcane stubble crops (bearer of other cycles) are classified as carrier carried as plant in property, plant and equipment. The calculation methodology used to estimate “sugarcane” biological assets is through the discounted cash flow using a rate compatible with the risk and nature of operations. The future cash flows are projected in accordance with the productivity cycle for each harvest, taking into consideration the estimated useful life of each area, the price of total sugar recoverable, estimated productivity and the related estimated costs of production, including the cost of land, harvest, loading and transportation for each planted hectare.

The soybean, corn, cotton and beans are temporary crops, in which the agricultural product is harvested after a period from 90 to 240 days after the planting date, depending on the culture, variety, geographic location and climate conditions. The calculation methodology used to estimate the value of the biological assets of grains is the discounted cash flow using a rate compatible with the risk and nature of operations. The future cash flows are projected taking into consideration the estimated productivity, future costs based on the Company budget or on new internal estimates and market prices. The prices for commodities are those available in futures markets, obtained from quotes on the following boards of trade: CBOT (“Chicago Board of Trade”), B3 (Brasil, Bolsa, Balcão), and NYBOT (“New York Board of Trade”). For the agricultural products not quoted in this type of market, prices are obtained through direct market surveys or disclosed by specialized companies. Market prices are used for related logistic and tax discounts to arrive at the prices of each of these products in each production unit of the Company.

As mentioned above, the fair value of the biological assets disclosed in the balance sheet was determined using the discounted cash flow methodology. Data inputs are from information observed in the market, whenever possible, and when not feasible, by applying judgment to establish the fair value. Judgment includes considerations as to the costs incurred to sell the product, such as price, productivity and production cost. Changes in the assumptions on these factors might affect the fair value presented in biological assets.

Cattle production

The Company produces and sells beef calves after weaning, a breeding activity. In Paraguay, the main activity is fattening the cattle.

For segregation purposes, when applicable, the Company classifies its cattle into food cattle (current assets), which can be sold for meat production; and cattle for reproduction (non-current assets), in farm operations to generate other biological assets. At the date of these financial statements, the Company beef cattle includes that for breeding and fattening, calves, heifers, pregnant heifers, pregnant cows, calves, steers and bulls.

The fair value of cattle is calculated at market value, based on specialized consulting sources in each location, for an active market. Gains or losses on changes in the fair value of biological assets are recognized in profit or loss in the period in which they occur. The Company used the prices in the cattle market in Bahia state and in Boqueron (Paraguay), for the main market, and the metrics used in the market.

Accordingly, food cattle, when applicable, and production cattle are measured based on arroba and the age bracket of animals.

Investment properties

3.11. Investment properties

The Company’s business strategy is to seek opportunities for the acquisition, development, exploration and sale of rural properties where agricultural activities can be developed. The Company acquires rural properties believed to have significant potential to generate value by means of maintenance of assets and development of profitable agricultural activities. By acquiring rural properties, the Company seeks to implement higher value-added crops and transform these rural properties with investments in infrastructure and technology, in addition to entering into lease contracts with third parties. Based on this strategy, once Management believes that its rural properties are profitable, it sells these to realize capital gains which are recorded “gain from sale of farms” in the statement of operations.

Rural property land purchased by the Company is stated at acquisition cost, which does not exceed its net realizable value, and is presented in “non-current assets”. The fair value of each property is disclosed in Note 11.

Buildings, improvements and opening of areas in investment properties are valued at historical cost, less accumulated depreciation, following the same criteria described for property, plant and equipment (Note 3.11).

Property, plant and equipment

3.12. Property, plant and equipment

Property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditures directly attributable to the acquisition of the items and finance costs related to the acquisition of qualifying assets.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be reliably measured. All other repair and maintenance costs are charged to the statement of operations for the year, as incurred.

Depreciation is calculated using the straight-line method to allocate cost to the residual values over useful lives estimated by specialists, except for permanent crops that depend on the volume produced in the period. The annual depreciation rates are described below:

Annual depreciation rates %
	2025	2024
Buildings and improvements	3	3
Equipment and facilities	7	7
Vehicles and agricultural machinery	7	7
Furniture and fixtures	10	10
Opening of areas	5	5
Stubble crops	5	5

The assets’ residual values and useful lives are revised and adjusted, if appropriate, at the end of each reporting period.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount and are recognized in “Other operating (expenses) income” in the statement of operations.

Intangible assets

3.13. Intangible assets

Intangible assets comprise software licenses amortized over their estimated useful life of five years.

Costs associated with software maintenance are recognized as an expense as incurred.

Impairment of non-financial assets

3.14. Impairment of non-financial assets

Pursuant to IAS 36 - Impairment of assets, requires investment properties, property, plant and equipment and intangible assets to be subject to impairment tests whenever events or changes in circumstances indicate that their book value may not be recovered.

Assets with definite useful life are reviewed for impairment indicators and whenever events or changes in circumstances indicate that the book value may not be recovered. If any indicator is detected, the assets are tested for impairment. An impairment loss is recognized at the amount at which the accounting cost exceeds its recoverable amount.

On June 30, 2025, 2024 and 2023, no indication of impairment of assets was identified.

Trade accounts payables

3.15. Trade accounts payables

Trade payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. They are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, being classified as current liabilities if payment is due within a period of up to one year and measured at amortized cost. Otherwise, they are presented as non-current liabilities.

Loans, financing and debentures

3.16. Loans, financing and debentures

Loans and financing are recognized initially at fair value, net of transaction costs incurred and subsequently carried at amortized cost.

Any difference between the amounts raised (net of transaction costs) and the settlement value is recognized in the statement of operations during the period in which the loans are outstanding, using the effective interest rate method. Loans are derecognized when the contractual obligation is extinguished, canceled, or expired. Interest paid on loans is recognized in the statement of operations under “loans and financing.”

Fees paid for loan facilities are recognized as transaction costs to the extent that it is probable that some or all the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the loan to which it relates.

Loans are classified as current liabilities unless the Company has the right, at the balance sheet date, to defer settlement of the liability for at least one year or more after the balance sheet date.

Restrictive contractual clauses (covenants) that the BrasilAgro Group is obligated to comply measured at the balance sheet date are considered when classifying loans as current or non-current. However, those that the BrasilAgro Group is obligated to comply with after the balance sheet date do not affect the classification at the balance sheet date but are subject to disclosure in the financial statements.

Provisions

3.17. Provisions

Provisions are recognized when: (i) the Company has a present or constructive obligation as a result of events that have already occurred; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be estimated reliably.

The contingent liabilities arising from labor, social security, tax, environmental, contractual, operating obligations and administrative and judicial claims are recorded at their estimated amount when the loss is considered to be probable (Note 4.a).

The assessment of the probability of loss includes an evaluation of available evidence, the hierarchy of laws, available case law, the most recent court decisions and their relevance to the legal system, as well as the assessment of external legal counsel. Provisions are reviewed and adjusted to take into account changes in circumstances, such as the applicable limitation period, tax audit findings, or additional exposures identified based on new matters or court decisions.

Current and deferred income tax and social contribution

3.18. Current and deferred income tax and social contribution

(a)	Current income tax and social contribution

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Company operates and generates taxable income. As allowed by the Brazilian tax legislation, certain subsidiaries opted for a tax regime under which taxable profit is computed as a percentage of revenues. Under this regime, taxable profit for income and social contribution tax is calculated by applying a rate of 8% and 12% on gross revenue, respectively, on which the statutory rates for income and social contribution tax are applied.

(b)	Deferred income tax and social contribution

Deferred income taxes are recognized for temporary differences between the tax base of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. A deferred income tax liability is recognized for all the temporary differences, whereas deferred income tax assets are only recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized, including the recognition of a deferred tax asset related to unused tax loss carryforwards. Deferred tax assets and liabilities are classified as non-current. Deferred income tax related to items directly recognized in equity are also recognized in equity.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date. In Brasil such rates are 25% for income tax and 9% for social contribution tax (Note 18).

Deferred income tax assets and liabilities are presented net in the balance sheet when there is a legal right and intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority. Therefore, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, rather than net.

Employee benefits

3.19. Employee benefits

a)	Share-based payments

The Company operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options and shares) of the Company.

The cost of transactions settled with shares is recognized as expense for the year, jointly with a corresponding increase in equity during the year in which the conditions of performance and/or provision of services are met. The accumulated expenses recognized in connection with the equity instruments on each base date, until the date of acquisition, reflect the extent to which the acquisition period has expired and the best estimate of the Company as to the number of equity instruments to be acquired.

The expense or reversal of expenses for each year represents the changes in accumulated expenses recognized in the beginning and end of the year. Expenses related to services that did not complete their acquisition period are not recognized, except for transactions settled with shares in which the acquisition depends on a market condition or on the non-acquisition of rights, which are treated as acquired, irrespective of whether the market condition or the condition of non-acquisition of rights is fulfilled or not, provided that all other conditions of performance and/or provision of services are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in case the modification raises the total fair value of the consideration paid for such shares or that otherwise benefits, as measured on the date of modification.

If an equity instrument is canceled, such instrument is treated as if it was fully acquired on the date of cancellation, and any expenses not yet recognized, relating to the premium, are recognized immediately in the statement of income of the year.

This includes any premium whose non-acquisition conditions under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as a modification of the original grant, as described in the previous paragraph. All cancellations of transactions with share-based payments will be treated the same.

b)	Profit sharing

The Company provides employees a profit-sharing program, under which all of the employees have the right to receive annual bonuses based on the Company’s consolidated financial and operational results, and also on personal goals set for individual employees. Profit sharing is recognized at year end, when the amount can be reliably measured by the Company.

Capital	3.20. Capital Common shares are recorded in equity. Incremental costs directly attributable to issue new shares or options are shown in equity as a deduction of the issued amount, net of taxes.
Revenue from contracts with customers

3.21. Revenue from contracts with customers

Revenue comprises the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenue is presented net of taxes, returns, rebates and discounts, when applicable, as well as eliminations of sales among the Company subsidiaries.

The Company applies the model of IFRS 15 to measure and account for revenue from contracts with customers, which establishes the recognition of revenue in an amount that reflects the Company’s expected consideration in exchange for the transfer of goods or services to a customer. The model is based on five steps: i) identification of the contracts with customers; ii) identification of the performance obligations envisaged in the agreements; iii) determination of the transaction price; iv) allocation of the transaction price to the performance obligations envisaged in the agreements; and v) recognition of revenue when the performance obligation is fulfilled.

a) Sale of goods

Revenue from grain and sugarcane sales is recognized when the Company meets its performance obligations under its agreements with customers, usually when the products are delivered to the buyer at the given location, according to the agreed sales terms.

In the case of grains, the Company usually enters into sale contracts for future delivery determining that the price may be established by the Company, for the total or partial volume sold, up to the delivery, in accordance with formulae established in contract. In certain cases, this formula established in contract determines a price in U.S. dollars. The amount in Reais is also determined in contract, based on the exchange rate effective a few days before the date of financial settlement. The price can may be adjusted by other factors, such as humidity and other technical characteristics of grains.

For the sale of sugarcane, the Company normally enters into sale agreements for future deliveries, in which factors such as volume and minimum ATR are pre-fixed. The pricing of sugarcane considers the quantity of ATR per ton of sugarcane delivered, and the ATR pricing, disclosed monthly by Consecana.

Upon the delivery of grains, revenue is recognized based on the price established with each buyer considering the exchange rate effective on the delivery date. After the grains are delivered, the quality and final weight are evaluated, thus determining the final price of the transaction, and adjusting the contractual amounts, adjusted by the exchange rate at the settlement date.

b) Sale of farms

Sales of farms are not recognized in the statement of operations until (i) the sale is completed, (ii) the Company determines that it is probable the buyer will pay, (iii) the amount of revenue can be measured reliably, and (iv) the Company has transferred to the buyer the control that corresponds to the transfer of ownership.

The result from sales of farms is presented in the statement of operations as “Gain on sale of farm” being the difference between the consideration value for the sale and the book value of the farm sold.

c) Revenue from cattle raising

Revenue from the sale of cattle is recognized when the material risks and the benefits of cattle ownership are transferred to the buyer, usually when cattle is delivered to the buyer at the specified place, in accordance with the terms of the sale agreed upon.

In Brazil the activities comprise the production and sale of beef calves after weaning (known as rearing). Infertile animals may be sold to meat packers for slaughter. In Paraguay, the activities comprise fattening and selling cattle for slaughter. The pricing for sale of rearing cattle is based on the price of the arroba of fattened cattle in the respective market (the arroba price is verified on the transaction date), adjusted for the animal weight and premium related to the category. The sale of animals for slaughter in the Brazil and Paraguay operations, take into account the price of the arroba of fattened cattle or heifer/cow on the date of sale in the respective market, applied to carcass yields.

Financial income and expenses

3.22. Financial income and expenses

These comprise interest, indexation and foreign exchange variations arising from loan and financing contracts, short-term investments, accounts receivable from farms, trade accounts receivable, indexation and foreign exchange variation recoverable and payable, gains and losses on measurement at fair value of derivative financial instruments and accounts receivable from sale of farms, as well as discounts obtained from suppliers for the prepayment of trade notes.

Leases

3.23. Leases

The Company has land lease and agricultural partnership agreements as well as service agreements. The Company evaluates, on the effective date, of all its agreements to establish if an agreement is or contains a lease arrangement. A lease agreement provides the right to control the use of an asset identified for a period in exchange for consideration. The Company assesses exercising extension and termination options for factors such as financial benefits, market conditions, and operational strategies to determine whether there is a reasonable expectation that the lease will be extended or maintained until the end of the agreed term. Additional periods, resulting from extension options or the non-use of termination clauses, only occurs when there is sufficient evidence to reflect the entity’s intention.

The Company as a lessee

The Company applies a single approach for recognizing and measuring all leases, except short-term leases and low-value asset leases. The Company recognizes lease liabilities to effect payments of the leases and right-of-use assets that represent the right to use underlying assets.

Right-of-use assets

The Company recognizes right-of-use assets on the effective date of the lease (i.e., the date on which the underlying asset is available for use). Right-of-use assets are measured at cost, deducting any accumulated depreciation and impairment losses, and adjusted by any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, the initial direct costs incurred, and the payments of leases made until the effective date, less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the lease period.

Lease liabilities

On the effective date of the lease, the Company recognizes lease liabilities measured at the present value of the payments to be made during the lease period. Lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or rate and expected amounts to be paid under guarantees of residual value. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of fines due to termination of the lease agreement, if the lease period reflects the Company exercising the option to terminate the lease agreement.

Variable lease payments that do not depend on an index or rate are recognized as expenses (except if they were incurred to produce inventories) in the period in which the event or condition that generates these payments occurred.

When calculating the present value of lease payments, the Company uses its incremental loan rate on the effective date as the interest rate implicit in the lease cannot be easily determined. The incremental loan rate is the rate the lessee would have to pay on a loan to obtain the funds to acquire an asset of similar value, in a similar economic environment, with equivalent terms and conditions. After the effective date, the lease liability is increased to reflect the accrued interest and reduced for the lease installments paid.

The book value of lease liabilities is remeasured if there are any modifications, changes in lease period, changes in lease payments (e.g., changes in future payments resulting from a change in the index, rate or price used to determine such lease payments) or changes in the value of a purchase option of the underlying asset.

Short-term leases and low-value asset leases

The Company applies the short-term lease exemption for the short-term lease of machinery and equipment (i.e., lease periods equal to or less than 12 months as from the effective date and do not have purchase options). It also applies the low-value asset lease exemption to leases of office equipment of low value. Payments of short-term leases and low-value asset leases are recognized as an expense on a straight-line basis during the lease period.

The Company as a lessor

Leases in which the Company does not transfer substantially all risks and benefits of asset ownership are classified as operating leases. Revenue from rentals are registered on a straight-line basis, over the lease period, and is included in the statement of operations and treated as an operating activity. Initial direct costs incurred in negotiations of operating leases are added to the book value of the rented asset and recognized over the lease period similar to revenue from rentals. Contingent rentals are recognized as revenue during the period in which they are calculated.

Distribution of dividends

3.24. Distribution of dividends

Distributions of dividends and interest on equity to the Company’s stockholders are recognized as a liability in the Company’s financial statements at year end based on the Company’s articles of incorporation.

Any amount that exceeds the minimum required dividend is identified in the statement of changes in equity and only transferred to current assets on the date it is approved by the stockholders at the general meeting, according to the proposal presented by the Board of Directors.

Adjustment to present value – assets and liabilities

3.25. Adjustment to present value – assets and liabilities

The elements comprising assets and liabilities, arising from long- or short-term operations of material effect, are adjusted to present value.

Accordingly, certain elements of assets and liabilities are adjusted to present value, based on discount rates, which aim to reflect the best estimates, as regards to the time value of money.

The discount rate used varies matching the characteristics of the assets and liabilities including the risk, term and the average real rate of interest of loans and financing.

Basic and diluted earnings (loss) per share

3.26. Basic and diluted earnings (loss) per share

The basic earnings (loss) per share are calculated by dividing net income by the average weighted number of outstanding common shares during the year.

The diluted earnings per share further reflect the number of additional shares that would be outstanding if the shares with potential dilution attributable to stock options and warrants had been issued during the related years.

Statement of cash flows

3.27. Statement of cash flows

Interest paid is classified as cash flows from financing activities since it represents costs for obtaining financial resources and are not considered cash flows from operating activities of the Company.

Non-financial obligations

3.28. Non-financial obligations

The non-financial obligations refer to commitments for the delivery of agricultural products, such as soybeans or sugarcane, in lieu of cash payment in agricultural partnerships or asset acquisitions. This practice is common in the agribusiness sector, where, instead of cash payments, settlement occurs through the delivery of agricultural products produced by the Company.

Initial recognition: The liability is initially recognized at its fair value on the date the commitment to deliver is formalized. This value is determined based on the market price of the agricultural products at the contract date, adjusted for the specific conditions of the operation and the relevant commercial market.

Remeasurement: The obligations are reassessed at each reporting date based on their fair value, considering the market price of the products at the financial statement closing date. Changes in the fair value of these obligations are recognized in financial income or the Right of Use, in accordance with IFRS 16 - Leases. These adjustments reflect fluctuations in the agricultural market, providing a more accurate estimate of the liability’s value.

Payment: Delivery of the agricultural products is made in accordance with the terms of the contract, replacing cash payment. The value of the liability is settled upon delivery of the agreed-upon products, with adjustments made to the liability account based on its fair value.

The Company considers the delivery of agricultural products, instead of cash payment, to be a common and essential practice for financing partnerships and maintaining operations. As such, the obligations arising from this practice are treated as non-financial obligations, accurately reflecting the economic substance of the transactions.

Business combinations

3.29. Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. Acquisition-related costs are expensed as incurred and included in administrative expenses.

When the Company acquires a business, the Company evaluates the financial assets and liabilities assumed for appropriate classification and allocation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquiring company will be recognized at fair value on the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the income statement in accordance with IFRS 9.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss.

Fair value measurement

3.30. Fair value measurement

The Company measures financial instruments (such as derivatives) and non-financial instruments (such as biological assets) at fair value on each balance sheet date.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

●	in the principal market for the asset or liability; or
●	in the absence of a principal market, in the most advantageous market. The principal or more advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorised within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

●	Level 1 – Quoted (unadjusted) market prices in active markets for identical assets or liabilities;
●	Level 2 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable; and
●	Level 3 – Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

New standards, amendments and interpretations

3.31. New standards, amendments and interpretations

The following alterations in standards were issued by the IASB but have not become effective for fiscal year 2025. Early adoption of standards, although encouraged by IASB, is not allowed in Brazil.

●	Amendment to IAS 21 - “Effect of Changes in Exchange Rates: Lack of Interchangeability”: IAS 21 includes guidance on the exchange rate to use when the lack of interchangeability between two currencies is temporary, but is silent when the lack of interchangeability occurs for a long period. The amendment also requires disclosure of information that allows understanding how the currency that cannot be exchanged for another currency affects the financial performance and cash flows of the entity. The Standard came into effect on January 1, 2025, and is effective for the Company from the year beginning July 1, 2025. The Company does not expect these amendments to have a material impact on its operations or financial statements.
●	IFRS 19 - Subsidiaries Without Public Responsibility: The IASB issued a new Accounting Standard, IFRS 19, which aims to simplify and reduce the costs of preparing subsidiaries’ financial statements by standardizing their disclosures with the Accounting Standards reported, meeting the needs of the parent company and information users. The Standard will come into effect on January 1, 2027. The Company does not expect these changes to have an impact on its financial statements.
●	IFRS 18 - Presentation and Disclosure of Financial Statements: This new accounting standard will replace IAS 1 - Presentation of Financial Statements, introducing new requirements that will help achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Although IFRS 18 does not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be widespread, particularly those related to the demonstration of financial performance and the provision of performance measures defined by management within the financial statements. Management is currently evaluating the detailed implications of applying the new standard to the Company’s financial statements. Based on a preliminary assessment, the following potential impacts have been identified:
o	Although the adoption of IFRS 18 will not have an impact on the BrasilAgro Group’s net profit, the grouping of income and expense items in the statement of operations into the new categories is expected to have an impact on how the operating result is calculated and disclosed.
o	The line items presented in the primary financial statements may change as a result of the application of the improved principles on aggregation and disaggregation. Furthermore, because goodwill must be presented separately in the balance sheet, the BrasilAgro Group will disaggregate goodwill and other intangible assets and present them separately in the balance sheet.
o	The BrasilAgro Group does not expect a significant change in the information currently disclosed in the notes to the financial statements, as the requirement to disclose material information remains unchanged; however, the way in which information is grouped may change as a result of the aggregation/disaggregation principles. In addition, significant new disclosures will be required for: (i) performance measures defined by management; (ii) disclosure of the nature of certain expense items presented by function in the operating category of the statement of operations; and (iii) for the first year of application of IFRS 18, a reconciliation for each item in the statement of operations between the amounts restated under IFRS 18 and the amounts previously presented under IAS 1.
o	For the statement of cash flows, there will be changes in how interest received and paid are presented. Interest paid will be presented as financing cash flows and interest received as investing cash flows.

The new standard is effective from January 1, 2027, with retrospective application, that is, comparative information for the year ending June 30, 2027 will be restated in accordance with IFRS 18.

●	Amendments to IFRS 9 and IFRS 7 - Classification and Measurement of Financial Instruments: On May 30, 2024, the IASB issued amendments to IFRS 9 - Financial Instruments and IFRS 7 - Financial Instruments: Disclosures to address recent practical issues, improve understanding, and include new requirements applicable to companies in general and not just financial institutions. These amendments are effective January 1, 2026.

There are no other IFRS standards or IFRIC interpretations that have not yet come into force that could have a significant impact on the financial statements.